OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Other Receivables
OTHER RECEIVABLES

NOTE 6 – OTHER RECEIVABLES

Other receivables, net consist of the following:

	December 31,
	2024	2023

Other receivables	$215,889	$133,900
Less: allowance for expected credit loss	(59,038)	(1,682)
Other receivables	$156,851	$132,218

	December 31,
	2024	2023

Other receivables – related parties	$1,293	$1,286
Less: allowance for expected credit loss	-	-
Other receivables – related parties	$1,293	$1,286

The movement of allowances for expected credit loss is as follows:

	December 31,
	2024	2023

Balance at beginning of the year	$(1,682)	$-
Provision for the year	(57,067)	(1,677)
Exchange adjustment	(289)	(5)
Ending balance	$(59,038)	$(1,682)